UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22099

Gateway Trust

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

June 30, 2010

Gateway Fund

Gateway Investment Advisers, LLC

TABLE OF CONTENTS

Management Discussion and Performance page 1

Portfolio of Investments page 11

Financial Statements page 21

GATEWAY FUND

Management Discussion

PORTFOLIO PROFILE

Objective:

The fund seeks to capture the majority of returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Strategy:

Invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options.

Inception Date:

December 7, 1977

Managers:

Michael T. Buckius, CFA

J. Patrick Rogers, CFA

Paul R. Stewart, CFA

Gateway Investment

Advisers, LLC

Symbols:

Class A	GATEX
Class C	GTECX
Class Y	GTEYX

Market Conditions

Stock prices declined in the second quarter of 2010 as factors that carried the market higher in the first quarter seemed to have run their course. At the close of business on June 30th, the bears commanded the field. Faced with uncertainty, investors turned to bonds to escape volatile stock prices and the meager returns on money market instruments. Strong cash inflows and relatively high returns in the bond market reflected a flight to quality that is typical during periods of stock market volatility. However, the potential for a reversal of the Federal Reserve Board’s accommodative monetary policy, and increasing pressure from fiscal deficits both in the United States and around the world, continue to muddy the waters for fixed-income and equity investors alike. Although equity valuations ended the period lower than where they began the year, they were still higher than they were at the beginning of March 2009, when last year’s rally began.

Early in the first half of 2010, the Chicago Board Options Exchange Volatility Index (the VIX) moved up sharply and then remained firmly entrenched in elevated territory as underlying economic uncertainties reinforced market volatility. These uncertainties included a stagnant domestic employment market and deteriorating consumer confidence data.

Performance Results

For the six months ended June 30, 2010, Class A shares of Gateway Fund returned -3.91% at net asset value. In a difficult period for stocks, in general, the fund held up far better than the S&P 500 Index, which returned -6.65%.

Explanation of Fund Performance

Premiums from the fund’s option strategies provided valuable support during stock market downswings. In the first quarter, the fund earned healthy option premiums and garnered some capital appreciation as stock prices rose. During the second quarter, the fund lost ground as the stock market declined. However, options offset some of the impact and helped the fund outperform its benchmark, reminding investors that volatility

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provides both challenges and opportunities. For example, on May 6, 2010, when stock prices experienced a very sharp, sudden decline, the fund’s portfolio team was able to extract profits from index put options as well as take advantage of high volatility by replacing previously sold index call options with new contracts that had lower strike prices. In this way, the fund was able to both offset capital losses and increase potential for higher premium cash flow.

Of course, the fund’s option-writing strategies cannot assure investors of a gain or protect them from loss, especially over brief time periods. However, in today’s market environment, we believe the challenge investors face is to find growth opportunities at tolerable levels of risk. As of June 30, 2010, the fund’s diversified portfolio was fully hedged with index put and call options. The fund owned index put options on between 80% and 95% of the notional value of the portfolio, with average strike prices less than 5% out-of-the money. We believe that this positioning provides prospects both for attractive returns if the market resumes its advance, as well as downside protection if stock prices continue to decline.

Outlook

Despite near-term concerns, we believe both foreign and domestic economies continue to show signs of recovery. This should support stocks which we believe will continue to provide better returns over the long term than bonds. However, market risks are real. We believe a higher-than-usual level of uncertainty is likely to continue to influence investors’ decisions. Given the irregular pace of the stock market rally from the March 2009 low, and in light of the ongoing global financial turbulence, we believe cautious optimism remains the prudent course.

What You Should Know:

The fund may invest in foreign securities traded in U.S. markets, including American Depositary Receipts. Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities.

The fund may invest in real estate investment trusts (REITs). REITs are subject to certain risks, particularly fluctuating property values, changes in interest rates, property taxes and mortgage-related risks.

Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the fund’s option strategies, and for these and other reasons the fund’s option strategies may not reduce the fund’s volatility to the extent desired. From time to time, the fund may reduce its holdings in put options, resulting in an increased exposure to a market decline. Accordingly, the purchase of fund shares should be viewed as a long-term investment.

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GATEWAY FUND

Investment Results through June 30, 2010

The charts comparing the fund’s performance to an index provide a general sense of how it performed. The fund’s total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares 1 ,8

June 30, 2000 through June 30, 2010

Average Annual Returns — June 30, 20108

	6 Months	1 Year	5 Years	10 Years
Class A (Inception 12/7/1977)[1]
Net Asset Value[2]	-3.91%	3.26%	1.34%	1.88%
With Maximum Sales Charge[3]	-9.43	-2.66	0.15	1.28
Class C (Inception 2/19/2008)[1]
Net Asset Value[2]	-4.27	2.51	0.58	1.06
With CDSC[4]	-5.22	1.51	0.58	1.06
Class Y (Inception 2/19/2008)[1]
Net Asset Value[2]	-3.79	3.51	1.45	1.94
Comparative Performance
S&P 500 Index[5]	-6.65	14.43	-0.79	-1.59
Barclays Capital U.S. Aggregate Bond Index[6]	5.33	9.50	5.54	6.47
Morningstar Long-Short Fund Avg.[7]	-3.17	3.65	0.79	3.31

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ga.natixis.com. All results include reinvestment of dividends and capital gains. Class Y shares are only available to certain investors, as outlined in the prospectus. The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

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Fund Composition	% of Net Assets as of 6/30/10
Common Stocks	92.0
Put Options	2.2
Call Options Written	(1.1)
Short-Term Investments and Other	6.9

Ten Largest Holdings	% of Net Assets as of 6/30/10
Exxon Mobil Corp.	3.1
Apple, Inc.	2.4
Microsoft Corp.	2.3
JPMorgan Chase & Co.	2.1
AT&T, Inc.	2.1
Wells Fargo & Co.	1.9
Johnson & Johnson	1.9
Chevron Corp.	1.9
Pfizer, Inc.	1.8
General Electric Co.	1.7

Five Largest Industries	% of Net Assets as of 6/30/10
Oil, Gas & Consumable Fuels	8.3
Pharmaceuticals	6.5
Diversified Financial Services	4.3
Software	3.9
Computers & Peripherals	3.6

Portfolio holdings and asset allocations will vary.

Expense Ratios

as stated in the most recent prospectus

Share Class	Gross Expense Ratio[9]	Net Expense Ratio[10]
A	1.05%	0.94%
C	1.80%	1.70%
Y	0.78%	0.70%

NOTES TO CHARTS

1	Prior to 2/15/08 performance of Class A shares is that of the predecessor fund, restated to reflect the sales load of Class A shares. Prior to the inception of Class C shares (2/19/08), performance is that of the predecessor fund, restated to reflect the higher net expenses and sales loads of Class C shares. Prior to the inception of Class Y shares (2/19/08), performance is that of the predecessor fund.
2	Does not include a sales charge.
3	Includes the maximum sales charge of 5.75%.
4	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.
5	S&P 500 Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.
6	Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.
7	Morningstar Long-Short Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
8	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.
9	Before fee waivers and/or expense reimbursements.
10	After fee waivers and/or expense reimbursements. Waivers/reimbursements are contractual and are set to expire on 4/30/11.

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ADDITIONAL INFORMATION

The views expressed in this report reflect those of the managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

Before investing, consider the Fund’s investment objective, risks, charges and expenses. Visit www.ga.natixis.com or call 800-225-5478 for a prospectus and/or a summary prospectus, both of which contain this and other information. Read it carefully.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at www.ga.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010 is available from the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. In addition, the fund may assess a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from January 1, 2010 through June 30, 2010. To estimate the expenses you paid over the, period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges or exchange fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

GATEWAY FUND	BEGINNING ACCOUNT VALUE 1/1/2010	ENDING ACCOUNT VALUE 6/30/2010	EXPENSES PAID DURING PERIOD* 1/1/2010 - 6/30/2010
Class A
Actual	$1,000.00	$960.90	$4.57
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71
Class C
Actual	$1,000.00	$957.30	$8.25
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50
Class Y
Actual	$1,000.00	$962.10	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

*	Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 0.94%, 1.70% and 0.70% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees, including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group and category of funds and the Fund’s performance benchmarks, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s expenses to the fees charged to institutional accounts with similar strategies managed by the Adviser and to those of a peer group of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion of a questionnaire by the Adviser (the Trustees are consulted as to the information requested through that questionnaire). The Board of Trustees, including the Independent Trustees, also consider other matters such as (i) the Adviser’s financial results and/or financial condition, (ii) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iv) the procedures employed to determine the value of the Fund’s assets, (v) the allocation of the Fund’s brokerage, if any, including, if applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board of Trustees that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing performance and fee differentials against the Fund’s category of funds, performance

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ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against its category. The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review and Governance Committee and/or the full Board of Trustees, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board of Trustees most recently approved the continuation of the Agreement at their meeting held in June 2010. The Agreement was continued for a one-year period. In considering whether to approve the continuation of the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates. The Trustees also considered that, with respect to the Predecessor Fund, the Adviser or its predecessors had managed the Predecessor Fund since its inception in 1977.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the administrative services provided by Natixis Advisors and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information which compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees also reviewed data prepared by an independent third party which analyzed the performance of the Fund using a variety of performance metrics, including metrics which also measured the performance of the Fund on a risk adjusted basis.

With respect to the Fund and the Predecessor Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Fund’s Agreement. The Board noted that while the Fund had performance that lagged that of a relevant peer group and/or category for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the

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Agreement. These factors included the following: (1) the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (2) many of the funds in that peer group have different investment mandates, making such comparisons somewhat inapposite; (3) the Fund’s performance had been consistent with its investment objective of capturing the majority of the returns associated with equity investments, while exposing investors to less risk than other equity investments; and (4) the Fund’s most recent performance was competitive when compared to relevant performance benchmarks or peer groups.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally (as noted by certain financial publications), and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund, the Predecessor Fund and the Adviser supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons (provided both by management and also by an independent third party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage and the greater regulatory costs associated with the management of mutual fund assets. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund and the need for the Adviser to offer competitive compensation. The Trustees considered that management had instituted expense caps. They considered the amounts waived or reimbursed by the Adviser under the caps.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser profitability was an issue, the performance of the Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related

9  |

profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense waivers or caps. The Trustees noted that the Fund had breakpoints in its advisory fee and was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	the effect of recent market and economic turmoil on the performance, asset levels and expense ratios of the Fund.

•

whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

•

the nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreement and under a separate agreement covering administrative services.

•

so-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, administrative and brokerage services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the fact that Natixis Advisors’ parent company benefits from the retention of an affiliated Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	the Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2011.

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Gateway Fund

Portfolio of Investments

Investments as of June 30, 2010 (Unaudited)

Shares	Description	Value (†)

Common Stocks — 92.0% of Net Assets
	Aerospace & Defense — 2.7%
456,021	Boeing Co. (The)(b)	$28,615,317
155,523	Goodrich Corp.(b)	10,303,399
449,199	Honeywell International, Inc.(b)	17,532,237
409,218	Raytheon Co.(b)	19,802,059
654,958	United Technologies Corp.(b)	42,513,324

		118,766,336

	Air Freight & Logistics — 1.0%
799,722	United Parcel Service, Inc., Class B(b)	45,496,185

	Airlines — 0.0%
91,526	AMR Corp.(b)(c)	620,546

	Auto Components — 0.1%
162,452	Cooper Tire & Rubber Co.(b)	3,167,814

	Automobiles — 0.1%
498,107	Ford Motor Co.(b)(c)	5,020,919

	Beverages — 2.4%
1,089,536	Coca-Cola Co. (The)(b)	54,607,544
836,099	PepsiCo, Inc.(b)	50,960,234

		105,567,778

	Biotechnology — 0.9%
456,026	Amgen, Inc.(b)(c)	23,986,968
134,053	Biogen Idec, Inc.(b)(c)	6,360,815
18,112	Cephalon, Inc.(b)(c)	1,027,856
219,181	Gilead Sciences, Inc.(b)(c)	7,513,525
298,241	PDL BioPharma, Inc.(b)	1,676,114

		40,565,278

	Capital Markets — 2.0%
848,971	Charles Schwab Corp. (The)(b)	12,038,409
377,749	Eaton Vance Corp.(b)	10,429,650
161,775	Goldman Sachs Group, Inc. (The)(b)	21,236,204
668,206	Legg Mason, Inc.(b)	18,729,814
955,941	Morgan Stanley(b)	22,187,391
193,079	Waddell & Reed Financial, Inc., Class A(b)	4,224,568

		88,846,036

	Chemicals — 2.0%
1,091,615	Dow Chemical Co. (The)(b)	25,893,108
934,294	E.I. Du Pont de Nemours & Co.(b)	32,317,229
229,732	Eastman Chemical Co.(b)	12,258,499
80,563	Lubrizol Corp. (The)(b)	6,470,015
416,346	Olin Corp.(b)	7,531,699
332,996	RPM International, Inc.(b)	5,940,649

		90,411,199

See accompanying notes to financial statements.

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Gateway Fund

Portfolio of Investments (continued)

Investments as of June 30, 2010 (Unaudited)

Shares	Description	Value (†)

	Commercial Banks — 2.7%
157,388	Associated Banc-Corp(b)	$1,929,577
119,173	FirstMerit Corp.(b)	2,041,434
175,126	Old National Bancorp(b)	1,814,305
1,397,236	U.S. Bancorp(b)	31,228,225
3,322,369	Wells Fargo & Co.(b)	85,052,646

		122,066,187

	Commercial Services & Supplies — 0.7%
318,083	Avery Dennison Corp.(b)	10,220,007
94,779	Deluxe Corp.(b)	1,777,106
237,503	R. R. Donnelley & Sons Co.(b)	3,887,924
518,597	Waste Management, Inc.(b)	16,226,900

		32,111,937

	Communications Equipment — 1.9%
2,140,200	Cisco Systems, Inc.(b)(c)	45,607,662
1,516,918	Motorola, Inc.(b)(c)	9,890,305
31,156	Plantronics, Inc.(b)	891,062
893,677	QUALCOMM, Inc.(b)	29,348,353

		85,737,382

	Computers & Peripherals — 3.6%
425,817	Apple, Inc.(b)(c)	107,105,750
438,494	Dell, Inc.(b)(c)	5,288,238
1,153,459	Hewlett-Packard Co.(b)	49,921,705

		162,315,693

	Consumer Finance — 0.2%
77,321	American Express Co.(b)	3,069,644
587,193	Discover Financial Services(b)	8,208,958

		11,278,602

	Containers & Packaging — 0.1%
116,207	Sonoco Products Co.(b)	3,541,989

	Distributors — 0.2%
286,931	Genuine Parts Co.(b)	11,319,428

	Diversified Financial Services — 4.3%
3,168,712	Bank of America Corp.(b)	45,534,392
7,790,457	Citigroup, Inc.(b)(c)	29,292,118
75,235	CME Group, Inc., Class A(b)	21,182,414
2,530,608	JPMorgan Chase & Co.(b)	92,645,559
132,309	NYSE Euronext(b)	3,655,698

		192,310,181

	Diversified Telecommunication Services — 3.4%
3,825,357	AT&T, Inc.(b)	92,535,386
875,312	Frontier Communications Corp.(b)	6,223,468
1,952,178	Verizon Communications, Inc.(b)	54,700,028

		153,458,882

See accompanying notes to financial statements.

|  12

Gateway Fund

Portfolio of Investments (continued)

Investments as of June 30, 2010 (Unaudited)

Shares	Description	Value (†)

	Electric Utilities — 1.6%
1,933,858	Duke Energy Corp.(b)	$30,941,728
78,208	Hawaiian Electric Industries, Inc.(b)	1,781,578
1,028,039	Pepco Holdings, Inc.(b)	16,119,652
573,168	Progress Energy, Inc.(b)	22,479,649

		71,322,607

	Electrical Equipment — 0.8%
647,718	Emerson Electric Co.(b)	28,298,799
144,878	Hubbell, Inc., Class B(b)	5,750,208

		34,049,007

	Electronic Equipment, Instruments & Components — 0.6%
1,105,847	Corning, Inc.(b)	17,859,429
281,534	Tyco Electronics Ltd.(b)	7,145,333

		25,004,762

	Energy Equipment & Services — 2.1%
69,413	Acergy SA, Sponsored ADR(b)	1,026,618
230,598	Baker Hughes, Inc.(b)	9,585,959
60,834	CARBO Ceramics, Inc.(b)	4,391,606
20,304	Diamond Offshore Drilling, Inc.(b)	1,262,706
758,710	Halliburton Co.(b)	18,626,331
486,894	Patterson-UTI Energy, Inc.(b)	6,266,326
718,226	Schlumberger Ltd.(b)	39,746,627
209,654	Smith International, Inc.(b)	7,893,473
125,788	Tidewater, Inc.(b)	4,870,511

		93,670,157

	Food & Staples Retailing — 1.8%
783,807	CVS Caremark Corp.(b)	22,981,221
387,859	SUPERVALU, Inc.(b)	4,204,392
1,084,458	Wal-Mart Stores, Inc.(b)	52,129,896

		79,315,509

	Food Products — 1.3%
763,734	ConAgra Foods, Inc.(b)	17,810,277
1,099,899	Kraft Foods, Inc., Class A(b)	30,797,172
681,218	Sara Lee Corp.(b)	9,605,174

		58,212,623

	Gas Utilities — 0.6%
190,212	National Fuel Gas Co.(b)	8,726,927
86,615	Nicor, Inc.(b)	3,507,907
250,374	Oneok, Inc.(b)	10,828,675
142,463	WGL Holdings, Inc.(b)	4,848,016

		27,911,525

See accompanying notes to financial statements.

13  |

Gateway Fund

Portfolio of Investments (continued)

Investments as of June 30, 2010 (Unaudited)

Shares	Description	Value (†)

	Health Care Equipment & Supplies — 1.2%
401,643	Baxter International, Inc.(b)	$16,322,772
499,003	Boston Scientific Corp.(b)(c)	2,894,217
89,302	Covidien Ltd.(b)	3,588,154
38,747	Intuitive Surgical, Inc.(b)(c)	12,229,328
569,672	Medtronic, Inc.(b)	20,662,004

		55,696,475

	Health Care Providers & Services — 1.6%
516,283	Aetna, Inc.(b)	13,619,545
193,975	Coventry Health Care, Inc.(b)(c)	3,429,478
285,504	Medco Health Solutions, Inc.(b)(c)	15,725,560
803,907	UnitedHealth Group, Inc.(b)	22,830,959
114,280	Universal Health Services, Inc., Class B(b)	4,359,782
246,876	WellPoint, Inc.(b)(c)	12,079,643

		72,044,967

	Health Care Technology — 0.0%
30,200	Quality Systems, Inc.(b)	1,751,298

	Hotels, Restaurants & Leisure — 1.2%
715,082	International Game Technology(b)	11,226,788
598,129	McDonald’s Corp.(b)	39,398,757
56,179	Tim Hortons, Inc.(b)	1,797,728
271,449	Wendy’s/Arby’s Group, Inc., Class A(b)	1,085,796

		53,509,069

	Household Durables — 1.4%
578,219	Leggett & Platt, Inc.(b)	11,599,073
564,932	Newell Rubbermaid, Inc.(b)	8,270,605
462,154	Stanley Black & Decker, Inc.(b)	23,348,020
220,249	Tupperware Brands Corp.(b)	8,776,923
101,226	Whirlpool Corp.(b)	8,889,667

		60,884,288

	Household Products — 2.0%
171,461	Colgate-Palmolive Co.(b)	13,504,268
176,087	Kimberly-Clark Corp.(b)	10,676,155
1,088,233	Procter & Gamble Co.(b)	65,272,215

		89,452,638

	Industrial Conglomerates — 2.3%
305,046	3M Co.(b)	24,095,583
5,234,773	General Electric Co.(b)	75,485,427
134,460	Tyco International Ltd.(b)	4,737,026

		104,318,036

	Insurance — 2.1%
111,311	Aegon NV, NY Registered Shares, Sponsored ADR(b)(c)	587,722
48,691	Aflac, Inc.(b)	2,077,645

See accompanying notes to financial statements.

|  14

Gateway Fund

Portfolio of Investments (continued)

Investments as of June 30, 2010 (Unaudited)

Shares	Description	Value (†)

	Insurance — continued
648,382	Allstate Corp. (The)(b)	$18,628,015
109,226	American International Group, Inc.(b)(c)	3,761,743
108,324	AON Corp.(b)	4,020,987
310,476	Arthur J. Gallagher & Co.(b)	7,569,405
445,567	Fidelity National Financial, Inc., Class A(b)	5,787,915
414,616	Lincoln National Corp.(b)	10,071,023
373,200	Marsh & McLennan Cos., Inc.(b)	8,415,660
101,584	Mercury General Corp.(b)	4,209,641
462,967	Old Republic International Corp.(b)	5,615,790
29,937	Principal Financial Group, Inc.(b)	701,723
173,071	Travelers Cos., Inc. (The)(b)	8,523,747
52,654	Unitrin, Inc.(b)	1,347,942
762,251	XL Capital Ltd., Class A(b)	12,203,639

		93,522,597

	Internet & Catalog Retail — 0.5%
202,608	Amazon.com, Inc.(b)(c)	22,136,950

	Internet Software & Services — 1.8%
247,237	Akamai Technologies, Inc.(b)(c)	10,030,405
74,456	AOL, Inc.(b)(c)	1,547,940
727,943	eBay, Inc.(b)(c)	14,274,962
113,192	Google, Inc., Class A(b)(c)	50,364,781
186,936	VeriSign, Inc.(b)(c)	4,963,151

		81,181,239

	IT Services — 3.2%
470,284	Automatic Data Processing, Inc.(b)	18,933,634
159,578	Broadridge Financial Solutions, Inc.(b)	3,039,961
305,345	Cognizant Technology Solutions Corp., Class A(b)(c)	15,285,571
256,064	Fidelity National Information Services, Inc.(b)	6,867,636
523,342	International Business Machines Corp.(b)	64,622,270
31,914	Lender Processing Services, Inc.(b)	999,227
683,919	Paychex, Inc.(b)	17,761,376
40,054	Visa, Inc., Class A(b)	2,833,821
805,994	Western Union Co.(b)	12,017,371

		142,360,867

	Leisure Equipment & Products — 0.4%
393,969	Eastman Kodak Co.(b)(c)	1,709,825
689,110	Mattel, Inc.(b)	14,581,568

		16,291,393

	Machinery — 2.3%
141,563	Caterpillar, Inc.(b)	8,503,689
379,485	Cummins, Inc.(b)	24,715,858
337,515	Deere & Co.(b)	18,792,835
284,117	Eaton Corp.(b)	18,592,617

See accompanying notes to financial statements.

15  |

Gateway Fund

Portfolio of Investments (continued)

Investments as of June 30, 2010 (Unaudited)

Shares	Description	Value (†)

	Machinery — continued
207,233	Parker Hannifin Corp.(b)	$11,493,142
108,640	Pentair, Inc.(b)	3,498,208
105,659	Snap-On, Inc.(b)	4,322,510
175,366	SPX Corp.(b)	9,261,079
197,385	Timken Co. (The)(b)	5,130,036

		104,309,974

	Media — 2.4%
680,950	News Corp., Class B(b)	9,431,158
347,711	Omnicom Group, Inc.(b)	11,926,487
211,510	Time Warner Cable, Inc.(b)	11,015,441
857,017	Time Warner, Inc.(b)	24,776,361
1,585,481	Walt Disney Co. (The)(b)	49,942,652

		107,092,099

	Metals & Mining — 0.8%
1,418,696	Alcoa, Inc.(b)	14,272,082
129,144	Companhia Siderurgica Nacional SA, Sponsored ADR(b)	1,897,125
432,475	Gerdau SA, Sponsored ADR(b)	5,700,021
264,605	Nucor Corp.(b)	10,129,079
158,552	Southern Copper Corp.(b)	4,207,970
117,586	Worthington Industries, Inc.(b)	1,512,156

		37,718,433

	Multi Utilities — 1.9%
712,456	Ameren Corp.(b)	16,935,079
227,275	CenterPoint Energy, Inc.(b)	2,990,939
536,387	Consolidated Edison, Inc.(b)	23,118,280
311,836	Integrys Energy Group, Inc.(b)	13,639,707
135,031	OGE Energy Corp.(b)	4,936,733
772,150	Public Service Enterprise Group, Inc.(b)	24,191,459

		85,812,197

	Multiline Retail — 0.8%
427,904	J.C. Penney Co., Inc.(b)	9,191,378
759,444	Macy’s, Inc.(b)	13,594,048
393,732	Nordstrom, Inc.(b)	12,674,233
4,910	Sears Holdings Corp.(b)(c)	317,431

		35,777,090

	Oil, Gas & Consumable Fuels — 8.3%
769,628	Chesapeake Energy Corp.(b)	16,123,706
1,252,929	Chevron Corp.(b)	85,023,762
62,917	CNOOC Ltd., Sponsored ADR(b)	10,706,586
990,374	ConocoPhillips(b)	48,617,460
204,024	CONSOL Energy, Inc.(b)	6,887,850
2,396,685	Exxon Mobil Corp.(b)	136,778,813
646,425	Occidental Petroleum Corp.(b)	49,871,689

See accompanying notes to financial statements.

|  16

Gateway Fund

Portfolio of Investments (continued)

Investments as of June 30, 2010 (Unaudited)

Shares	Description	Value (†)

	Oil, Gas & Consumable Fuels — continued
358,792	Southwestern Energy Co.(b)(c)	$13,863,723
124,543	StatoilHydro ASA, Sponsored ADR(b)	2,384,998

		370,258,587

	Paper & Forest Products — 0.4%
715,259	MeadWestvaco Corp.(b)	15,878,750

	Personal Products — 0.3%
477,448	Avon Products, Inc.(b)	12,652,372

	Pharmaceuticals — 6.5%
1,014,876	Abbott Laboratories(b)	47,475,899
94,696	Bristol-Myers Squibb Co.(b)	2,361,718
75,139	Eli Lilly & Co.(b)	2,517,157
205,924	GlaxoSmithKline PLC, Sponsored ADR(b)	7,003,475
1,439,640	Johnson & Johnson(b)	85,025,138
2,011,318	Merck & Co., Inc.(b)	70,335,791
5,501,816	Pfizer, Inc.(b)	78,455,896

		293,175,074

	Professional Services — 0.1%
63,246	Dun & Bradstreet Corp.(b)	4,245,071

	REITs — 1.7%
1,079,747	Duke Realty Corp.(b)	12,255,128
122,701	Healthcare Realty Trust, Inc.(b)	2,695,741
709,283	Liberty Property Trust(b)	20,462,814
433,790	Mack-Cali Realty Corp.(b)	12,896,577
546,084	Nationwide Health Properties, Inc.(b)	19,533,425
454,799	Senior Housing Properties Trust(b)	9,146,008

		76,989,693

	Road & Rail — 0.5%
478,482	CSX Corp.(b)	23,747,062

	Semiconductors & Semiconductor Equipment — 2.5%
726,190	Advanced Micro Devices, Inc.(b)(c)	5,315,711
47,711	Altera Corp.(b)	1,183,710
289,141	Analog Devices, Inc.(b)	8,055,468
163,971	Applied Materials, Inc.(b)	1,970,931
8,058	First Solar, Inc.(b)(c)	917,242
2,670,671	Intel Corp.(b)	51,944,551
272,540	Linear Technology Corp.(b)	7,579,337
290,674	Microchip Technology, Inc.(b)	8,063,297
503,376	National Semiconductor Corp.(b)	6,775,441
361,059	NVIDIA Corp.(b)(c)	3,686,412
556,460	Texas Instruments, Inc.(b)	12,954,389
149,448	Xilinx, Inc.(b)	3,775,057

		112,221,546

See accompanying notes to financial statements.

17  |

Gateway Fund

Portfolio of Investments (continued)

Investments as of June 30, 2010 (Unaudited)

Shares	Description	Value (†)

	Software — 3.9%
484,666	Activision Blizzard, Inc.(b)	$5,084,147
373,489	Adobe Systems, Inc.(b)(c)	9,871,314
198,185	Autodesk, Inc.(b)(c)	4,827,787
4,465,417	Microsoft Corp.(b)	102,749,245
2,162,835	Oracle Corp.(b)	46,414,439
280,064	Symantec Corp.(b)(c)	3,887,288

		172,834,220

	Specialty Retail — 2.6%
193,208	Abercrombie & Fitch Co., Class A(b)	5,929,554
404,803	American Eagle Outfitters, Inc.(b)	4,756,435
304,649	Best Buy Co., Inc.(b)	10,315,415
183,146	Foot Locker, Inc.(b)	2,311,303
273,493	Gap, Inc. (The)(b)	5,322,174
1,311,692	Home Depot, Inc.(b)	36,819,194
498,729	Limited Brands, Inc.(b)	11,006,949
867,631	Lowe’s Cos., Inc.(b)	17,717,025
446,146	RadioShack Corp.(b)	8,704,308
293,381	Tiffany & Co.(b)	11,122,074
44,612	TJX Cos., Inc. (The)(b)	1,871,473

		115,875,904

	Thrifts & Mortgage Finance — 0.4%
60,710	Capitol Federal Financial(b)	2,013,144
903,328	New York Community Bancorp, Inc.(b)	13,793,818

		15,806,962

	Tobacco — 1.7%
1,351,051	Altria Group, Inc.(b)	27,075,062
783,049	Philip Morris International, Inc.(b)	35,894,966
173,230	Reynolds American, Inc.(b)	9,028,748
178,725	Vector Group Ltd.(b)	3,006,154

		75,004,930

	Trading Companies & Distributors — 0.1%
130,960	GATX Corp.(b)	3,494,013

	Wireless Telecommunication Services — 0.0%
182,962	Clearwire Corp., Class A(b)(c)	1,331,963

	Total Common Stocks (Identified Cost $3,342,537,314)	4,119,464,319

Contracts
Put Options — 2.2%
5,415	On S&P 500 Index expiring July 17, 2010 at 975	5,821,125
4,984	On S&P 500 Index expiring July 17, 2010 at 1000	8,148,840
5,417	On S&P 500 Index expiring August 21, 2010 at 950	12,459,100
5,417	On S&P 500 Index expiring August 21, 2010 at 975	15,546,790

See accompanying notes to financial statements.

|  18

Gateway Fund

Portfolio of Investments (continued)

Investments as of June 30, 2010 (Unaudited)

Contracts	Description	Value (†)

Put Options — (continued)
4,417	On S&P 500 Index expiring August 21, 2010 at 1000	$15,857,030
4,707	On S&P 500 Index expiring September 18, 2010 at 975	18,404,370
4,418	On S&P 500 Index expiring September 18, 2010 at 1000	20,676,240

	Total Put Options (Identified Cost $89,461,831)	96,913,495

Principal Amount
Short-Term Investments — 6.6%
$293,616,507	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010 at 0.000% to be repurchased at $293,616,507 on 7/01/2010 collateralized by $100,000,000 Federal Home Loan Mortgage Corporation Discount Note, due 10/27/2010 valued at $99,875,000; $66,010,000 Federal Home Loan Bank, 3.375% due 10/20/2010 valued at $67,082,663; $11,605,000 Federal Home Loan Bank, 0.500% due 11/23/2010 valued at $11,634,013; $21,865,000 Federal Home Loan Mortgage Corporation, 4.750% due 11/17/2015 valued at $24,762,113; $2,130,000 Federal Home Loan Mortgage Corporation, 4.750% due 1/18/2011 valued at $2,228,513; $26,350,000 Federal National Mortgage Association, 2.000% due 12/16/2013 valued at $26,382,938; $67,560,000 U.S. Treasury Bill, due 12/23/2010 valued at $67,526,220 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $293,616,507)	293,616,507

	Total Investments — 100.8% (Identified Cost $3,725,615,652)(a)	4,509,994,321
	Other assets less liabilities — (0.8)%	(35,165,723)

	Net Assets — 100.0%	$4,474,828,598

Contracts
Call Options Written — (1.1%)
5,315	On S&P 500 Index expiring July 17, 2010 at 1050	(8,743,175)
5,363	On S&P 500 Index expiring July 17, 2010 at 1075	(3,995,435)
9,435	On S&P 500 Index expiring July 17, 2010 at 1100	(2,429,513)
4,879	On S&P 500 Index expiring August 21, 2010 at 1050	(16,539,810)
4,966	On S&P 500 Index expiring August 21, 2010 at 1075	(11,074,180)
4,985	On S&P 500 Index expiring August 21, 2010 at 1100	(6,754,675)
4,846	On S&P 500 Index expiring August 21, 2010 at 1150	(1,720,330)

	Total Call Options Written (Premiums Received $200,787,839)	$(51,257,118)

See accompanying notes to financial statements.

19  |

Gateway Fund

Portfolio of Investments (continued)

Investments as of June 30, 2010 (Unaudited)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2010, the net unrealized appreciation on investments based on a cost of $3,725,615,652 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$911,711,785
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(127,333,116)

	Net unrealized appreciation	$784,378,669

(b)	All or a portion of this security is held as collateral for outstanding call options.
(c)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2010 (Unaudited)

Oil, Gas & Consumable Fuels	8.3%
Pharmaceuticals	6.5
Diversified Financial Services	4.3
Software	3.9
Computers & Peripherals	3.6
Diversified Telecommunication Services	3.4
IT Services	3.2
Commercial Banks	2.7
Aerospace & Defense	2.7
Specialty Retail	2.6
Semiconductors & Semiconductor Equipment	2.5
Media	2.4
Beverages	2.4
Industrial Conglomerates	2.3
Machinery	2.3
Put Options	2.2
Energy Equipment & Services	2.1
Insurance	2.1
Chemicals	2.0
Household Products	2.0
Capital Markets	2.0
Other Investments, less than 2% each	28.7
Short-Term Investments	6.6

Total Investments	100.8
Other assets less liabilities (including call options written)	(0.8)

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

ASSETS
Investments at cost	$3,725,615,652
Net unrealized appreciation	784,378,669

Investments at value	4,509,994,321
Receivable for Fund shares sold	16,199,080
Premiums receivable for options written	6,066,307
Dividends receivable	6,452,393
Tax reclaims receivable	4,757

TOTAL ASSETS	4,538,716,858

LIABILITIES
Options written, at value (premiums received $200,787,839) (Note 2)	51,257,118
Payable for securities purchased	1,620,045
Payable for Fund shares redeemed	8,392,239
Management fees payable (Note 6)	2,149,543
Deferred Trustees’ fees (Note 6)	103,515
Administrative fees payable (Note 6)	45,247
Other accounts payable and accrued expenses	320,553

TOTAL LIABILITIES	63,888,260

NET ASSETS	$4,474,828,598

NET ASSETS CONSIST OF:
Paid-in capital	$4,667,267,914
Undistributed net investment income	1,463,769
Accumulated net realized loss on investments, options written and foreign currency transactions	(1,127,812,475)
Net unrealized appreciation on investments and options written	933,909,390

NET ASSETS	$4,474,828,598

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$2,526,172,589

Shares of beneficial interest	104,875,051

Net asset value and redemption price per share	$24.09

Offering price per share (100/94.25 of net asset value) (Note 1)	$25.56

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$256,875,494

Shares of beneficial interest	10,695,874

Net asset value and offering price per share	$24.02

Class Y shares:
Net assets	$1,691,780,515

Shares of beneficial interest	70,254,507

Net asset value, offering and redemption price per share	$24.08

See accompanying notes to financial statements.

21  |

Statement of Operations

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$56,684,848
Less net foreign taxes withheld	(54,766)

56,630,082

Expenses
Management fees (Note 6)	15,074,913
Service and distribution fees (Note 6)	4,629,743
Trustees’ fees and expenses (Note 6)	49,081
Administrative fees (Note 6)	1,121,393
Custodian fees and expenses	58,500
Transfer agent fees and expenses (Note 6)	1,762,498
Audit and tax services fees	35,150
Legal fees	41,617
Shareholder reporting expenses	233,645
Registration fees	112,852
Miscellaneous expenses	73,871

Total expenses	23,193,263
Less waiver and/or expense reimbursement (Note 6)	(2,463,490)

Net expenses	20,729,773

Net investment income	35,900,309

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(30,783,760)
Options written	46,744,188
Foreign currency transactions	241
Net change in unrealized appreciation (depreciation) on:
Investments	(355,640,457)
Options written	122,162,333

Net realized and unrealized loss on investments, options written and foreign currency transactions	(217,517,455)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(181,617,146)

See accompanying notes to financial statements.

|  22

Statement of Changes in Net Assets

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$35,900,309	$95,834,055
Net realized gain (loss) on investments, options written and foreign currency transactions	15,960,669	(1,078,083,273)
Net change in unrealized appreciation (depreciation) on investments and options written	(233,478,124)	1,270,744,278

Net increase (decrease) in net assets resulting from operations	(181,617,146)	288,495,060

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(19,053,363)	(56,086,566)
Class C	(921,161)	(2,677,079)
Class Y	(14,373,076)	(34,363,718)

Total distributions	(34,347,600)	(93,127,363)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	7,546,944	(230,653,972)

Net decrease in net assets	(208,417,802)	(35,286,275)
NET ASSETS
Beginning of the period	4,683,246,400	4,718,532,675

End of the period	$4,474,828,598	$4,683,246,400

UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME)	$1,463,769	$(88,940)

See accompanying notes to financial statements.

23  |

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|  24

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Net asset value, end of the period
Class A*
6/30/2010(f)	$25.25	$0.19	$(1.17)	$(0.98)	$(0.18)	$24.09
12/31/2009	24.17	0.49	1.06	1.55	(0.47)	25.25
12/31/2008	28.64	0.55	(4.49)	(3.94)	(0.53)	24.17
12/31/2007	27.04	0.53	1.61	2.14	(0.54)	28.64
12/31/2006	25.00	0.48	2.04	2.52	(0.48)	27.04
12/31/2005	24.31	0.44	0.70	1.14	(0.45)	25.00
Class C
6/30/2010(f)	25.18	0.09	(1.16)	(1.07)	(0.09)	24.02
12/31/2009	24.11	0.30	1.07	1.37	(0.30)	25.18
12/31/2008**	27.76	0.35	(3.57)	(3.22)	(0.43)	24.11
Class Y
6/30/2010(f)	25.24	0.22	(1.17)	(0.95)	(0.21)	24.08
12/31/2009	24.17	0.54	1.06	1.60	(0.53)	25.24
12/31/2008**	27.76	0.56	(3.56)	(3.00)	(0.59)	24.17

*	As of the close of business on February 15, 2008, the Fund acquired the assets and liabilities of the Predecessor Fund (see Note 1 of Notes to Financial Statements) in exchange for Class A shares of the Fund pursuant to a plan of reorganization. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund and therefore information for the periods prior to and including February 15, 2008 relates to the Predecessor Fund.
**	From commencement of Class operations on February 19, 2008 through December 31, 2008.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.

See accompanying notes to financial statements.

25  |

		Ratios to Average Net Assets:
Total return (%) (b)(c)	Net assets, end of the period (000’s)	Net expenses (%) (d)(e)	Gross expenses (%) (d)	Net investment income (%) (d)	Portfolio turnover rate (%)

(3.91)	$2,526,173	0.94	1.05	1.50	1
6.57	2,784,865	0.94	1.05	2.05	11
(13.92)	3,142,574	0.94	1.03	2.05	38
7.94	4,278,699	0.94	0.94	1.91	5
10.14	3,329,940	0.95	0.95	1.92	9
4.66	2,707,643	0.95	0.95	1.87	15

(4.27)	256,875	1.70	1.80	0.75	1
5.78	238,997	1.70	1.80	1.24	11
(11.74)	173,869	1.70	1.83	1.57	38

(3.79)	1,691,781	0.70	0.80	1.75	1
6.83	1,659,385	0.70	0.78	2.25	11
(11.03)	1,402,090	0.70	0.78	2.45	38

(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Computed on an annualized basis for periods less than one year, if applicable.
(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	For the six months ended June 30, 2010 (Unaudited).

See accompanying notes to financial statements.

|  26

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.  Organization.  Gateway Fund (the “Fund”) is the sole series of Gateway Trust (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series.

The Fund offers Class A, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge and pay higher ongoing Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus.

As of the close of business on February 15, 2008, the Fund acquired the assets and liabilities of Gateway Fund (the “Predecessor Fund”), a series of The Gateway Trust, an Ohio business trust, in exchange for Class A shares of the Fund pursuant to a plan of reorganization approved by the Predecessor Fund shareholders on January 18, 2008 (the “Acquisition”). Prior to the Acquisition, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund and therefore information for the periods prior to and including February 15, 2008 relates to the Predecessor Fund.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions that have occurred through the date the financial statements were issued, and noted no items requiring recognition in the financial statements or additional disclosures in the Notes to Financial Statements.

a.  Valuation.  Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are

27  |

Notes to Financial Statements (continued)

June 30, 2010 (Unaudited)

valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Funds by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Funds may be valued on the basis of a price provided by a principal market maker. Exchange-traded index options are valued at the average of the closing bid and asked quotations. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. As of June 30, 2010, put options were fair valued at $96,913,495 and written call options were fair valued at $51,257,118.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

|  28

Notes to Financial Statements (continued)

June 30, 2010 (Unaudited)

b.  Security Transactions and Related Investment Income.  Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

29  |

Notes to Financial Statements (continued)

June 30, 2010 (Unaudited)

d.  Option Contracts.  The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. The Fund writes (sells) index call options and purchases index put options.

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

e.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s and the Predecessor Fund’s tax positions for the open tax years as of June 30, 2010 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

|  30

Notes to Financial Statements (continued)

June 30, 2010 (Unaudited)

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes for items such as foreign currency transactions, distributions in excess of current earnings, return of capital and capital gains distributions from real estate investment trusts (REITs). Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to wash sales, REIT basis adjustments, deferred Trustees’ fees, capital loss carryforwards and unrealized depreciation on open option contracts. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2009, was as follows:

2009 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$93,127,363	$—	$93,127,363

As of December 31, 2009, the capital loss carryforward was as follows:

Capital loss carryforward:
Expires December 31, 2014	$(145,737,404)
Expires December 31, 2017	(1,009,524,901)

Total capital loss carryforward	$(1,155,262,305)

g.  Repurchase Agreements.  It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The

31  |

Notes to Financial Statements (continued)

June 30, 2010 (Unaudited)

Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value:

Asset Valuation Inputs

Description(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$4,119,464,319	$—	$—	$4,119,464,319
Put Options	—	96,913,495	—	96,913,495
Short-Term Investments	—	293,616,507	—	293,616,507

Total	$4,119,464,319	$390,530,002	$—	$4,509,994,321

Liability Valuation Inputs

Description(a)	Level 1	Level 2	Level 3	Total
Call Options Written	$—	$(51,257,118)	$—	$(51,257,118)

(a)	Major categories of the Fund’s investments and option contracts are included in the Portfolio of Investments.

|  32

Notes to Financial Statements (continued)

June 30, 2010 (Unaudited)

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. Writing index call options reduces the Fund’s volatility, provides a steady cash flow and is an important source of the Fund’s return, although it reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the six months ended June 30, 2010, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of June 30, 2010:

Asset Derivatives	Purchased Options
Equity contracts	$96,913,495
Statement of Assets and Liabilities Location	Included in Investments at value

Liability Derivatives	Options Written
Equity contracts	$(51,257,118)
Statement of Assets and Liabilities Location	Options written, at value

Transactions in derivative instruments during the six months ended June 30, 2010 were as follows:

Realized Gain (Loss)	Purchased Options	Options Written
Equity contracts	$(58,548,194)	$46,744,188
Statement of Operations Location	Included in Net realized gain (loss) on investments	Net realized gain (loss) on options written

33  |

Notes to Financial Statements (continued)

June 30, 2010 (Unaudited)

Change in Unrealized Appreciation (Depreciation)	Purchased Options	Options Written
Equity contracts	$49,532,679	$122,162,333
Statement of Operations Location	Included in Net change in unrealized appreciation (depreciation) on investments	Net change in unrealized appreciation (depreciation) on options written

The following is a summary of the Fund’s purchased option activity:

	Number of Contracts	Premiums
Outstanding at 12/31/2009	41,649	$70,644,257
Options purchased	144,606	214,724,038
Options terminated in closing sale transactions	(141,049)	(186,649,017)
Options expired	(10,431)	(9,257,447)

Outstanding at 6/30/2010	34,775	$89,461,831

The following is a summary of the Fund’s written option activity:

	Number of Contracts	Premiums
Outstanding at 12/31/2009	41,649	$168,179,258
Options written	166,081	629,766,310
Options terminated in closing purchase transactions	(162,895)	(582,608,944)
Options expired	(5,046)	(14,548,785)

Outstanding at 6/30/2010	39,789	$200,787,839

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2010, purchases and sales of securities (excluding short-term investments) were $64,930,544 and $249,067,805, respectively.

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to the Fund. Gateway Advisers is a subsidiary of Natixis Global Asset Management L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.65% of the first $5 billion of the Fund’s average daily net assets and 0.60% of the Fund’s average daily net assets in excess of $5 billion, calculated daily and payable monthly.

Gateway Advisers has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses,

|  34

Notes to Financial Statements (continued)

June 30, 2010 (Unaudited)

exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until April 30, 2011 and will be reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended June 30, 2010, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class Y
0.94%	1.70%	0.70%

Gateway Advisers shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fee or otherwise) on a class by class basis in later periods to the extent the expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2010, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Waiver of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$15,074,913	$1,483,601	$13,591,312	0.65%	0.59%

[1]	Management fee waiver is subject to possible recovery until December 31, 2011.

For the six months ended June 30, 2010, Class A expenses have been reimbursed in the amount of $134,804. This expense reimbursement is subject to possible recovery until December 31, 2011.

No expenses were recovered during the six months ended June 30, 2010 under the terms of the expense limitation agreement.

b.  Administrative Fees.  Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series

35  |

Notes to Financial Statements (continued)

June 30, 2010 (Unaudited)

and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0425% of the next $30 billion and 0.0375% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis. New funds are subject to a fee for the first twelve months of operations of $75,000 plus $12,500 per additional class and an additional $75,000 if managed by multiple subadvisers.

Natixis Advisors has voluntarily agreed to limit its administrative services fees attributable to the Fund indefinitely to an amount not to exceed on an annual basis $300,000 plus the sub-administration expenses attributable to the Fund. Prior to February 18, 2010, Natixis Advisors had contractually agreed to waive its administrative services fees for the same terms.

For the six months ended June 30, 2010, the Fund paid the following for administrative fees to Natixis Advisors.

Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
$1,121,393	$845,085	$276,308

Effective July 1, 2010, the Fund will pay Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series of $10 million, which is reevaluated on an annual basis. New funds are subject to a fee for the first twelve months of operations of $75,000 plus $12,500 per additional class and an additional $75,000 if managed by multiple subadvisers.

c.  Service and Distribution Fees.  Natixis Distributors, L.P. (“Natixis Distributors”), a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distributors serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays Natixis Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distributors

|  36

Notes to Financial Statements (continued)

June 30, 2010 (Unaudited)

in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays Natixis Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distributors in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays Natixis Distributors a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distributors in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2010, the Fund paid the following service and distribution fees:

Service Fees		Distribution Fees
Class A	Class C	Class C
$3,370,103	$314,910	$944,730

d.  Sub-Transfer Agent Fees.  Natixis Distributors has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and has agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Fund if the shares of those customers were registered directly with the Fund’s transfer agent. Accordingly, the Fund agreed to pay a portion of the intermediary fees attributable to shares of the Fund held by the intermediaries (which generally are a percentage of the value of shares held) not exceeding what the Fund would have paid its transfer agent had each customers’ shares been registered directly with the transfer agent instead of held through the intermediaries. Natixis Distributors pays the remainder of the fees.

For the six months ended June 30, 2010, the Fund paid $1,154,814 in sub-transfer agent fees, which are reflected in transfer agent fees and expenses in the Statement of Operations.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distributors during the six months ended June 30, 2010 amounted to $822,474.

f.  Trustees Fees and Expenses.  The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors, Natixis US or their affiliates. For the six months ended June 30, 2010, the Chairperson of the Board receives a retainer fee at the annual rate of $250,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the

37  |

Notes to Financial Statements (continued)

June 30, 2010 (Unaudited)

Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $80,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $15,000. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $7,500 for each Committee meeting that he or she attends in person and $3,750 for each meeting that he or she attends telephonically. Each member of the ad hoc Committee on Alternative Investments received a one-time fee of $10,000. The ad hoc Committee on Alternative Investments is not a standing committee. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

Prior to March 10, 2010, the Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participated in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participated in the line of credit.

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Notes to Financial Statements (continued)

June 30, 2010 (Unaudited)

Interest was charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus or overnight LIBOR, plus 0.75%. In addition, a commitment fee of 0.125% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended June 30, 2010, the Fund had no borrowings under these agreements.

8.  Broker Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included in realized gains in the Statement of Operations.

For the six months ended June 30, 2010, the Fund had no amounts rebated under these agreements.

9.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	17,423,604	$439,032,984	41,086,607	$970,066,871
Issued in connection with the reinvestment of distributions	674,393	16,838,026	2,045,471	48,473,195
Redeemed	(23,525,985)	(592,865,905)	(62,847,821)	(1,480,821,421)

Net change	(5,427,988)	$(136,994,895)	(19,715,743)	$(462,281,355)

Class C
Issued from the sale of shares	2,645,930	$66,482,616	5,057,506	$119,420,685
Issued in connection with the reinvestment of distributions	21,698	539,142	63,194	1,487,956
Redeemed	(1,464,648)	(36,753,461)	(2,837,873)	(67,455,628)

Net change	1,202,980	$30,268,297	2,282,827	$53,453,013

Class Y
Issued from the sale of shares	19,180,171	$483,256,859	41,695,417	$986,198,385
Issued in connection with the reinvestment of distributions	402,781	10,052,346	1,045,558	24,830,280
Redeemed	(15,070,662)	(379,035,663)	(35,018,841)	(832,854,295)

Net change	4,512,290	$114,273,542	7,722,134	$178,174,370

Increase (decrease) from capital share transactions	287,282	$7,546,944	(9,710,782)	$(230,653,972)

39  |

Notes to Financial Statements (continued)

June 30, 2010 (Unaudited)

10.  Special Meeting of Shareholders.  A special meeting of shareholders of the Trust was held on May 27, 2010 to consider a proposal to elect four Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Nominee	Voted “FOR”*	Withheld*
Kenneth A. Drucker	166,495,378	1,405,733
Wendell J. Knox	166,418,406	1,482,705
Erik R. Sirri	166,470,777	1,430,334
Peter J. Smail	166,472,832	1,428,280

*	Trust-wide voting results.

In addition to the Trustees named above, the following also serve as Trustees of the Trust: Graham T. Allison, Jr., Edward A. Benjamin, Daniel M. Cain, Sandra O. Moose, Cynthia L. Walker, Robert J. Blanding and John T. Hailer.

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Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officer’s evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a) (3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/S/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date: August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date: August 23, 2010

By:	/S/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer

Date: August 23, 2010